Net Loss per Share - Narrative (Details) $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($) $ / shares
Earnings Per Share [Abstract]
Deemed dividend to preferred stockholders | $	$ 2,981
Increase in net loss per common share, deemed dividend (in dollars per share) | $ / shares	$ 0.72